Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (7,138,000)	$ (2,946,000)	$ (5,985,000)	$ (11,561,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,000	4,000	8,000	10,000
Stock-based compensation expense	168,000	150,000	309,000	301,000
Changes in fair value of warrant liability	95,000	1,000	98,000	(12,000)
Changes in fair value of derivative liability		(60,000)
Accretion of final charge upon maturity of Oxford Term Loan A and B	148,000	94,000	224,000	106,000
Amortization of issuance cost and discounts for term loans and convertible notes	16,000	130,000	40,000	54,000
Non-cash interest expense on convertible promissory notes	2,304,000	31,000	126,000
Non-cash operating lease cost	140,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,611,000)	(12,000)	23,000	329,000
Other assets	57,000			1,000
Accounts payable	1,255,000	(607,000)	(212,000)	601,000
Accrued liabilities	475,000	(312,000)	(650,000)	(12,000)
Lease liability	(136,000)
Net cash used in operating activities	(4,223,000)	(3,527,000)	(6,019,000)	(10,183,000)
Cash flows from investing activities:
Purchases of property and equipment			(5,000)	(3,000)
Net cash used in investing activities			(5,000)	(3,000)
Cash flows from financing activities:
Payments on term loan	(1,437,000)	(616,000)	(890,000)	(139,000)
Proceeds from exercise of warrants				80,000
Proceeds from issuance of convertible promissory notes - related party	3,996,000	1,500,000	4,500,000
Net cash provided by financing activities	2,559,000	884,000	3,610,000	(59,000)
Net decrease in cash, cash equivalents and restricted cash	(1,664,000)	(2,643,000)	(2,414,000)	(10,245,000)
Cash, cash equivalents and restricted cash at beginning of period	1,942,000	4,356,000	4,356,000	14,601,000
Cash, cash equivalents and restricted cash at end of period	278,000	1,713,000	1,942,000	4,356,000
Other supplemental disclosure:
Cash paid for interest	173,000	190,000	$ 376,000	$ 355,000
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations(1)	227,000
Reclassification of warrant liability to paid in capital	234,000
Conversion of convertible preferred stock into common stock	$ 34,015,000